SELECTED STATEMENTS OF OPERATIONS DATA (Financial expense (income), Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financial income:
Foreign currency translation adjustments	$ 193	$ 629
Interest from banks	257	216
Financial Income	450	845
Financial expenses:
Interest and bank charges	(36)	(13)
Foreign currency exchange gain	(264)	(96)
Financial expenses	(300)	(109)
Financial income, net	$ 150	$ 736